Note 55 - Other Information - Profit Attributable By Operating Segments (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		€ 5,324	€ 3,519	€ 3,475
Tax expense or income related to profit or loss from continuing operation (Income Statement)		(2,295)	(2,169)	(1,699)
OPERATING PROFIT BEFORE TAX		8,446	6,931	6,392
Spain
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		1,400	877	305
United States [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		736	486	442
Mexico [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		2,367	2,170	1,980
Turkey [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		567	823	596
South America [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		578	847	757
Rest Of Eurasia [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		96	128	154
Corporate Center and other adjustments [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		(419)	(1,812)	(760)
Subtotal [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		5,743	5,331	4,235
Total assets BBVA Group [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		5,324	3,519	3,475
Non Assigned Income		0	0	0
Elimination Of Interim Income (between Segments)		0	0	0
Other Gains (Losses)	[1]	827	1,243	1,218
Tax expense or income related to profit or loss from continuing operation (Income Statement)		2,295	2,169	1,699
OPERATING PROFIT BEFORE TAX		€ 8,446	€ 6,931	€ 6,392

[1]	(*) Profit attributable to non-controlling interests.